UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/19

Item 1. Schedule of Investments.

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, February 28, 2019 (unaudited)
Franklin California High Yield Municipal Fund
	Principal
	Amount	Value

Municipal Bonds 95.9%
California 92.4%
ABAG Finance Authority for Nonprofit Corporations Revenue, Episcopal Senior Communities, Refunding,
6.125%, 7/01/41	$7,500,000	$8,044,950
Alameda Special Tax, CFD No. 13-1, Alameda Landing Public Improvements, 5.00%, 9/01/46	1,400,000	1,510,404
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,356,716
Artesia Redevelopment Project Area, 5.70%, 6/01/42	2,815,000	2,816,295
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,150,000	3,180,082
Azusa Special Tax,
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/27	1,940,000	1,960,312
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	1,590,000	1,604,851
Baldwin Park USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM
Insured, zero cpn., 8/01/42	10,000,000	2,496,900
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4,
Pre-Refunded, 5.25%, 4/01/53	15,000,000	17,247,450
Beaumont USD, GO, Riverside County, Election of 2008, Series C, AGMC Insured, Pre-Refunded, 6.00%,
8/01/41	1,925,000	2,135,403
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, Series A, 6.25%,
9/01/35	5,000,000	5,017,300
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Los
Angeles County Securitization Corp., 5.70%, 6/01/46	3,000,000	3,000,900
California Health Facilities Financing Authority Revenue,
Adventist Health System/West, Refunding, Series A, 4.00%, 3/01/39.	9,000,000	9,207,450
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/45	4,500,000	5,059,665
Children’s Hospital Los Angeles, Refunding, Series A, 4.00%, 8/15/49	3,375,000	3,406,050
El Camino Hospital, 4.00%, 2/01/42	6,500,000	6,633,705
El Camino Hospital, 5.00%, 2/01/42	5,000,000	5,588,300
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	5,000,000	5,239,150
Kaiser Permanente, Series A, Subseries A-2, 4.00%, 11/01/51	25,000,000	25,389,250
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/43	7,160,000	7,808,338
Sutter Health, Refunding, Series B, 5.00%, 11/15/46	26,925,000	29,999,835
California Infrastructure and Economic Development Bank Revenue, Goodwill Industries of Sacramento
Valley and Northern Nevada Project, Series A, 5.00%, 1/01/47	10,360,000	9,059,095
California Municipal Finance Authority Education Revenue,
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/36	1,000,000	1,087,830
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/46	1,750,000	1,866,603
California Municipal Finance Authority Mobile Home Park Revenue,
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.00%, 8/15/30	1,000,000	1,098,750
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/39	1,200,000	1,302,060
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/49	3,500,000	3,777,900
Windsor Mobile Country Club, Refunding, Series A, 4.00%, 11/15/48	800,000	802,296
Windsor Mobile Country Club, Series A, Pre-Refunded, 5.625%, 11/15/33	1,000,000	1,182,900
Windsor Mobile Country Club, Series A, Pre-Refunded, 6.00%, 11/15/48.	4,000,000	4,799,280
California PFAR,
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/37	1,100,000	1,191,938
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/47	5,000,000	5,356,400
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%,
7/01/27.	1,125,000	1,192,185
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%,
7/01/32.	825,000	860,310
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%,
7/01/37.	1,325,000	1,359,384

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California PFAR, (continued)
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%,
7/01/47.	$4,915,000	$4,974,766
California School Finance Authority Charter School Revenue,
Aspire Public Schools-Obligated Group, Refunding, 5.00%, 8/01/46	2,500,000	2,659,925
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/35	1,000,000	1,084,850
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/45	1,100,000	1,170,015
Classical Academies Project, Refunding, Series A, 5.00%, 10/01/37	1,485,000	1,548,023
Classical Academies Project, Refunding, Series A, 5.00%, 10/01/44	2,805,000	2,899,725
Ednovate-Obligated Group, 5.00%, 6/01/48	1,000,000	1,025,040
Ednovate-Obligated Group, 5.00%, 6/01/56	1,710,000	1,741,088
Larchmont Charter School Project, Series A, 5.00%, 6/01/55	2,050,000	2,101,332
Rocketship Education-Obligated Group, Series A, 5.00%, 6/01/34	750,000	778,050
Rocketship Education-Obligated Group, Series A, 5.125%, 6/01/47.	845,000	869,378
Rocketship Education-Obligated Group, Series A, 5.25%, 6/01/52	980,000	1,009,655
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/30	315,000	332,832
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/37	360,000	372,254
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/47	1,720,000	1,760,695
Summit Public Schools-Obligated Group, 5.00%, 6/01/47	1,500,000	1,611,975
California School Finance Authority Educational Facility Revenue,
River Springs Charter School, Series A, 5.00%, 7/01/30	2,000,000	2,137,400
River Springs Charter School, Series A, 5.00%, 7/01/37	2,000,000	2,084,180
River Springs Charter School, Series A, 5.00%, 7/01/47	1,975,000	2,035,889
River Springs Charter School, Series A, 5.00%, 7/01/52	1,340,000	1,371,986
California School Finance Authority School Facility Revenue,
Alliance for College-Ready Public Schools Projects, Series C, 5.00%, 7/01/46	10,000,000	10,734,600
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/35	2,525,000	2,745,205
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/38	1,000,000	1,106,650
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/45	3,500,000	3,734,745
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/48	1,750,000	1,908,970
Kipp LA Projects, Series A, 5.00%, 7/01/35	1,200,000	1,305,936
Kipp LA Projects, Series A, 5.00%, 7/01/45	1,675,000	1,789,202
Kipp LA Projects, Series A, 5.00%, 7/01/47	1,500,000	1,626,855
California State Community College Financing Authority College Housing Revenue,
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.25%, 5/01/43	3,200,000	3,516,640
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.25%, 5/01/48	4,500,000	4,929,570
California State Educational Facilities Authority Revenue,
Art Center College of Design, Refunding, Series A, 5.00%, 12/01/44	5,000,000	5,619,650
Art Center College of Design, Refunding, Series A, 5.00%, 12/01/48	5,000,000	5,609,550
Chapman University, 5.00%, 4/01/40	5,000,000	5,594,750
Loma Linda University, Refunding, Series A, 5.00%, 4/01/42	8,500,000	9,528,245
University of the Pacific, Refunding, 5.00%, 11/01/36	3,000,000	3,426,360
University of San Francisco, Pre-Refunded, 6.125%, 10/01/36	980,000	1,094,846
University of San Francisco, Refunding, 6.125%, 10/01/36	1,020,000	1,140,911
California State GO,
Various Purpose, 6.00%, 11/01/39	13,000,000	13,370,110
Various Purpose, FGIC Insured, 6.00%, 8/01/19	10,000	10,187
Various Purpose, Refunding, 5.00%, 3/01/45	3,900,000	4,329,741
California State Municipal Finance Authority Charter School Lease Revenue,
Santa Rosa Academy Project, 5.125%, 7/01/35	450,000	471,609
Santa Rosa Academy Project, 5.375%, 7/01/45	1,400,000	1,466,682

|2

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Charter School Revenue,
King/Chavez Academy of Excellence Project, Refunding and Improvement, Series A, 5.00%, 5/01/36.	$2,675,000	$2,772,477
King/Chavez Academy of Excellence Project, Refunding and Improvement, Series A, 5.00%, 5/01/46.	2,775,000	2,826,615
The Palmdale Aerospace Academy Project, Series A, 3.875%, 7/01/28	1,400,000	1,421,756
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/31	1,000,000	1,074,060
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/36	2,750,000	2,899,737
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/38	1,100,000	1,163,118
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/41	1,750,000	1,817,253
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/46	1,670,000	1,726,780
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/49	1,800,000	1,870,596
California State Municipal Finance Authority Revenue,
Biola University, Refunding, 5.00%, 10/01/36	1,100,000	1,244,716
Biola University, Refunding, 5.00%, 10/01/39	1,000,000	1,118,160
California Baptist University, Series A, 5.00%, 11/01/36	2,500,000	2,714,900
California Baptist University, Series A, 5.375%, 11/01/40	5,000,000	5,477,650
California Baptist University, Series A, 5.50%, 11/01/45	10,000,000	10,997,400
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/40	5,000,000	5,451,550
Community Medical Centers, Refunding, Series A, 4.00%, 2/01/42	10,000,000	10,103,000
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B,
4.00%, 11/01/36	1,395,000	1,353,610
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B,
4.50%, 11/01/46	1,600,000	1,599,920
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/37.	2,625,000	2,910,337
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	5,225,550
Harbor Regional Center Project, Refunding, 5.00%, 11/01/32	3,020,000	3,467,051
Harbor Regional Center Project, Refunding, 5.00%, 11/01/39	6,525,000	7,367,312
Inland Regional Center Project, Refunding, 5.00%, 6/15/37	9,965,000	11,222,184
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	9,071,190
LINXS APM Project, senior lien, Series A, 4.00%, 12/31/47	20,000,000	20,013,600
NorthBay Healthcare Group, 5.00%, 11/01/35	1,100,000	1,179,079
NorthBay Healthcare Group, 5.00%, 11/01/44	1,050,000	1,107,183
NorthBay Healthcare Group, Series A, 5.25%, 11/01/47	3,000,000	3,204,600
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33	3,115,000	3,476,340
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	7,000,000	7,785,260
University of La Verne, Refunding, Series A, 5.00%, 6/01/43	5,000,000	5,607,750
California State Municipal Finance Authority Student Housing Revenue,
Bowles Hall Foundation, Series A, 5.00%, 6/01/35	600,000	647,592
Bowles Hall Foundation, Series A, 5.00%, 6/01/50	3,250,000	3,435,120
CHF-Davis I LLC - West Village Student Housing Project, 5.00%, 5/15/48	5,000,000	5,467,800
CHF-Riverside I LLC - UCR Dundee-Glasgow Student Housing Project, 5.00%, 5/15/43	1,500,000	1,647,105
California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.00%, 7/01/22	3,500,000	3,608,990
CalPlant I Project, Green Bonds, 7.50%, 7/01/32	13,000,000	13,404,950
CalPlant I Project, Green Bonds, 8.00%, 7/01/39	6,500,000	6,946,095
California State Public Works Board Lease Revenue,
Department of Corrections and Rehabilitation, California State Prison Los Angeles, Various
Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,083,213
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	3,893,039
California State University Revenue, Systemwide, Refunding, Series A, 5.00%, 11/01/47	14,980,000	16,884,707
California Statewide CDA Hospital Revenue, Methodist Hospital of Southern California, Refunding,
5.00%, 1/01/48	5,000,000	5,438,000

|3

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA College Housing Revenue,
NCCD-Hooper Street LLC-California College of the Arts Project, 5.25%, 7/01/39	$2,550,000	$2,723,782
NCCD-Hooper Street LLC-California College of the Arts Project, 5.25%, 7/01/49	3,375,000	3,564,844
NCCD-Hooper Street LLC-California College of the Arts Project, 5.25%, 7/01/52	1,450,000	1,525,458
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 5.00%, 5/15/32	750,000	815,130
Aldersly, Refunding, Series A, 5.00%, 5/15/40	1,010,000	1,090,517
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,117,000
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	9,168,000
California Baptist University, Refunding, Series A, 5.00%, 11/01/32	1,135,000	1,258,057
California Baptist University, Refunding, Series A, 5.00%, 11/01/41	1,875,000	2,033,831
California Baptist University, Series A, 5.125%, 11/01/23	715,000	757,514
California Baptist University, Series A, 6.125%, 11/01/33	1,565,000	1,772,425
California Baptist University, Series A, 6.375%, 11/01/43	4,035,000	4,559,025
California Baptist University, Series A, Pre-Refunded, 7.25%, 11/01/31	1,250,000	1,435,875
California Baptist University, Series A, Pre-Refunded, 7.50%, 11/01/41	2,750,000	3,176,772
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,017,100
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	8,999,840
Enloe Medical Center, Refunding, California Mortgage Insured, 5.00%, 8/15/38	6,000,000	6,776,100
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,619,526
Huntington Memorial Hospital, 5.00%, 7/01/43	1,000,000	1,126,560
Huntington Memorial Hospital, 4.00%, 7/01/48	6,000,000	6,015,360
Huntington Memorial Hospital, Refunding, Series B, 5.00%, 7/01/44	4,450,000	4,841,155
Insured Senior Living Health Facility, Los Angeles Jewish Home for the Aging, Fountainview at
Gonda, Series A, California Mortgage Insured, 5.00%, 8/01/44	2,450,000	2,714,306
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/46.	10,735,000	11,341,313
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	8,550,000	9,116,437
Loma Linda University Medical Center, Series A, 5.00%, 12/01/36	9,255,000	9,908,588
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41	1,245,000	1,315,940
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	6,500,000	6,914,180
Loma Linda University Medical Center, Series A, 5.50%, 12/01/58	27,660,000	30,252,848
Marin General Hospital, Green Bonds, Series A, 4.00%, 8/01/45	1,500,000	1,510,905
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38.	8,980,000	9,172,531
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/35	2,000,000	2,153,660
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/45	3,810,000	4,070,947
Statewide Community Infrastructure Program, Refunding, Series R1, 5.00%, 9/02/40	2,395,000	2,495,997
Statewide Community Infrastructure Program, Series A, 4.00%, 9/02/27	2,205,000	2,231,614
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/36	1,035,000	1,092,536
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/37	1,975,000	2,092,690
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/38	2,150,000	2,313,185
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/45	2,255,000	2,349,349
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/46	2,460,000	2,581,450
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/47	3,750,000	3,982,912
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/37	3,480,000	3,736,302
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/38	3,000,000	3,293,880
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/43	5,095,000	5,523,540
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/47	2,710,000	2,869,511
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/48	5,000,000	5,399,950
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/37	5,135,000	5,594,326
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/38	6,000,000	6,587,760
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/47	1,785,000	1,931,174
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/48	6,605,000	7,135,051

|4

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Special Tax Revenue,
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%, 9/01/36 .	$1,000,000	$1,077,400
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%, 9/01/45 .	1,500,000	1,605,360
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/27	900,000	986,751
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/37	1,225,000	1,344,817
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/47	2,000,000	2,162,240
CFD No. 2016-02, Delta Coves, Series A, 5.00%, 9/01/46	11,125,000	10,898,495
[a] CFD No. 2018-03, Uptown Newport, 5.00%, 9/01/39	1,750,000	1,878,223
[a] CFD No. 2018-03, Uptown Newport, 5.00%, 9/01/48	2,000,000	2,119,100
California Statewide CDA Student Housing Revenue,
University of California, Irvine East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/40.	1,500,000	1,639,545
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, Series A,
5.00%, 5/15/42	960,000	1,057,085
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	4,955,000	5,320,976
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,063,564
Casitas Municipal Water District Special Tax,
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.00%, 9/01/42	8,000,000	9,073,520
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.25%, 9/01/47	5,000,000	5,810,750
Centinela Valley UHSD,
GO, Los Angeles County, Capital Appreciation, Election of 2010, Refunding, Series B, AGMC
Insured, zero cpn., 8/01/45	42,000,000	10,026,240
GO, Los Angeles County, Election of 2008, Series C, 5.00%, 8/01/35	4,195,000	4,797,863
Ceres USD,
GO, Stanislaus County, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn.,
8/01/39.	6,450,000	1,616,499
GO, Stanislaus County, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn.,
8/01/40.	6,730,000	1,569,234
Chatom USD, GO, Stanislaus County, Capital Appreciation, Election of 2006, Series C, XLCA Insured,
zero cpn., 8/01/47	9,450,000	1,863,068
Chino CFD No. 2003-3 Special Tax, Improvement Area No. 6, 5.00%, 9/01/45	1,665,000	1,774,058
Chino CFD No. 2016-2 Special Tax, 5.00%, 9/01/42	1,535,000	1,658,184
Chula Vista CFD Special Tax No. 16-I,
Improvement Area No. 1, 5.00%, 9/01/43	1,000,000	1,094,390
Improvement Area No. 1, 5.00%, 9/01/48	1,185,000	1,294,684
City of Fullerton Special Assessment,
CFD No. 2, Amerige Heights, 5.00%, 9/01/34	1,075,000	1,132,341
CFD No. 2, Amerige Heights, 5.00%, 9/01/44	2,450,000	2,554,934
Clovis USD,
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/27	6,295,000	5,080,569
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/28	3,000,000	2,323,230
GO, Capital Appreciation, Election of 2004, Series A, Pre-Refunded, zero cpn., 8/01/27	1,205,000	1,002,512
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC
Insured, zero cpn., 8/01/42	8,500,000	3,362,175
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC
Insured, zero cpn., 8/01/43	3,000,000	1,139,520
Compton Community College District GO,
Election of 2002, Series B, Pre-Refunded, 6.625%, 8/01/27	3,085,000	3,150,217
Election of 2002, Series B, Pre-Refunded, 6.75%, 8/01/34	4,000,000	4,086,560

|5

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	$2,255,000	$2,337,961
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	3,460,000	3,597,604
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,835,877
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	755,000	738,118
Corona CFD No. 2018-1 Special Tax,
Improvement Area No. 1, Bedford, Series A, 5.00%, 9/01/38	1,200,000	1,295,676
Improvement Area No. 1, Bedford, Series A, 5.00%, 9/01/48	1,000,000	1,072,890
Corona-Norco USD, Special Tax, Refunding, CFD No. 5-1, 5.00%, 9/01/36	500,000	548,705
Cotati South Sonoma Business Park AD Special Assessment, Limited Obligation Improvement, 6.50%,
9/02/33	4,225,000	4,057,141
Cotati-Rohnert Park USD, GO, Election of 2014, Series C, BAM Insured, 5.00%, 8/01/45	4,000,000	4,522,320
CSD San Bernardino County GO,
Election of 2008, Series C, 5.00%, 8/01/44	3,615,000	4,123,522
Election of 2014, Series A, 5.00%, 8/01/44	7,375,000	8,412,441
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment Project,
Redevelopment Projects, Series B, Pre-Refunded, 7.75%, 10/01/27.	3,795,000	4,394,989
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home
Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,660,000	4,614,705
Dana Point CFD Special Tax No. 2006-1,
5.00%, 9/01/38	1,000,000	1,045,340
5.00%, 9/01/45	2,500,000	2,610,200
Del Mar Race Track Authority Revenue, Refunding, 5.00%, 10/01/35	2,000,000	2,153,780
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,210,643
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn.,
12/01/28	26,260,000	16,247,325
Dublin CFD No. 1 Special Tax,
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/27.	900,000	1,003,059
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/37.	1,550,000	1,709,945
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/47.	4,500,000	4,871,790
El Dorado County Special Tax,
CFD No. 2014-1, Carson Creek, 4.00%, 9/01/43	1,250,000	1,252,675
CFD No. 2014-1, Carson Creek, 5.00%, 9/01/48	2,850,000	3,078,712
El Rancho USD, GO, Los Angeles County, Capital Appreciation, Election of 2003, NATL Insured, zero
cpn., 8/01/29	2,400,000	1,761,528
Fairfield Special Tax,
CFD No. 3, North Cordelia General Improvements, Pre-Refunded, 6.00%, 9/01/32	1,200,000	1,200,000
CFD No. 3, North Cordelia General Improvements, Pre-Refunded, 6.00%, 9/01/37	5,810,000	5,810,000
Fillmore Special Tax,
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/40	1,500,000	1,606,755
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/45	2,630,000	2,811,496
Folsom Ranch Financing Authority Special Tax Revenue,
5.00%, 9/01/47	3,000,000	3,259,200
CFD No. 20, Russell Ranch, 5.00%, 9/01/28	600,000	680,928
CFD No. 20, Russell Ranch, 5.00%, 9/01/33	530,000	591,136
CFD No. 20, Russell Ranch, 5.00%, 9/01/38	850,000	933,870
CFD No. 20, Russell Ranch, 5.00%, 9/01/48	1,675,000	1,824,963
Fontana Special Tax,
CFD No. 80, Bella Strada, 5.00%, 9/01/46	1,000,000	1,087,150
CFD No. 81, Gabriella, 4.00%, 9/01/43	1,000,000	1,009,450

|6

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42.	$75,000,000	$27,876,000
Capital Appreciation, senior lien, Refunding, Series A, zero cpn., 1/15/33	19,000,000	11,272,320
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	46,085,600
Refunding, Sub Series B-1, 3.95%, 1/15/53	25,000,000	25,041,250
Fremont CFD No. 1 Special Tax,
Pacific Commons, Refunding, 5.00%, 9/01/40.	4,655,000	5,006,965
Pacific Commons, Refunding, 5.00%, 9/01/45.	3,255,000	3,491,378
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Series A, 5.00%, 6/01/45	37,630,000	41,352,736
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Capital Appreciation, Second Subordinate, Refunding, Series C, zero cpn., 6/01/47	50,000,000	8,035,000
Asset-Backed, Refunding, Series A-1, 5.25%, 6/01/47	63,500,000	63,644,780
Asset-Backed, Refunding, Series A-2, 5.00%, 6/01/47	12,750,000	12,307,830
Asset-Backed, Senior, Refunding, Series A-2, 5.30%, 6/01/37	5,000,000	5,021,050
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,019,850
Hanford Joint UHSD,
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32.	3,635,000	2,345,556
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/33.	3,705,000	2,277,908
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/35.	4,120,000	2,301,926
Hartnell Community College District GO,
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, Pre-Refunded,
zero cpn., 8/01/44	30,000,000	4,649,400
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, zero cpn.,
8/01/49.	10,000,000	3,070,900
Imperial Community College District GO, Imperial County, Capital Appreciation, Election of 2010, Series
A, AGMC Insured, Pre-Refunded, 6.75%, 8/01/40	3,500,000	4,586,155
Imperial County Special Tax, CFD No. 98-1, 6.50%, 9/01/31	5,605,000	5,623,384
Independent Cities Finance Authority Mobile Home Park Revenue,
Lamplighter Salinas Mobilehome Park, Series A, 6.25%, 7/15/45	2,465,000	2,576,985
Lamplighter Salinas Mobilehome Park, Series A, 6.25%, 7/15/50	2,000,000	2,081,340
Pillar Ridge, Series A, 5.25%, 5/15/44	2,015,000	2,158,367
Pillar Ridge, Series A, 5.25%, 5/15/49	4,800,000	5,129,856
San Juan Mobile Estates, Refunding, 5.00%, 8/15/45	5,000,000	5,370,000
San Juan Mobile Estates, Refunding, 5.00%, 8/15/50	4,900,000	5,225,409
Indio CFD Special Tax, No. 2004-3, Terra Lago, Improvement Area No. 1, Refunding, 5.00%, 9/01/35	1,240,000	1,317,562
Inland Valley Development Agency Successor Agency Tax Allocation,
Refunding, Series A, 5.25%, 9/01/37	7,500,000	8,431,875
Refunding, Series A, 5.00%, 9/01/44	9,000,000	9,858,780
Irvine Special Tax Revenue,
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/39	1,000,000	1,066,120
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/44	1,500,000	1,594,575
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/49	2,750,000	2,916,375
CFD No. 2013-3, Great Park, Improvement Area No. 8, 5.00%, 9/01/43	2,500,000	2,745,150
CFD No. 2013-3, Great Park, Improvement Area No. 8, 5.00%, 9/01/48	3,250,000	3,560,732
CFD No. 2013-3, Great Park, Improvement Area No. 8, AGMC Insured, 5.00%, 9/01/51	1,250,000	1,381,463
Irvine USD Special Tax,
CFD No. 06-1, Portola Springs, 6.70%, 9/01/35	2,565,000	2,690,736
CFD No. 09-1, Refunding, Series A, 5.00%, 9/01/45	2,000,000	2,183,420
CFD No. 09-1, Refunding, Series A, 5.00%, 9/01/49	2,000,000	2,177,340
CFD No. 09-1, Series A, 5.00%, 9/01/42	700,000	766,864
CFD No. 09-1, Series B, 5.00%, 9/01/42	1,000,000	1,095,520

|7

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Irvine USD Special Tax, (continued)
CFD No. 09-1, Series B, 5.00%, 9/01/51	$2,500,000	$2,717,875
CFD No. 09-1, Series C, 5.00%, 9/01/47	1,000,000	1,090,190
CFD No. 09-1, Series C, 4.00%, 9/01/53	1,260,000	1,261,802
CFD No. 09-1, Series D, 5.00%, 9/01/49	1,000,000	1,088,670
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/42	2,220,000	2,473,613
Refunding, Series A, 5.00%, 9/01/43	4,000,000	4,346,480
sub. lien, Series B, 5.00%, 9/01/40	4,000,000	4,262,000
Kaweah Delta Health Care District Revenue, Series B, 5.00%, 6/01/40	3,250,000	3,495,407
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,430,000	1,482,410
La Verne Mobile Home Park Revenue, Copacabana Mobilehome Park, Refunding, 5.00%, 6/15/49.	1,765,000	1,885,338
Lake Elsinore PFA Local Agency Revenue,
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	4,980,000	5,390,501
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,480,116
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,512,240
Lake Tahoe USD, GO, Election of 2008, Convertible Capital Appreciation, zero cpn. to 8/01/25, 5.30%
thereafter, 8/01/40	1,140,000	982,099
Lammersville Joint USD Special Tax,
CFD No. 2014-1, Improvement Area No. 1, Mountain House School Facilities, 5.00%, 9/01/43	775,000	847,680
CFD No. 2014-1, Improvement Area No. 1, Mountain House School Facilities, 5.00%, 9/01/47	4,000,000	4,345,600
CFD No. 2014-1, Improvement Area No. 1, Mountain House School Facilities, 5.00%, 9/01/48	2,500,000	2,726,850
Lancaster RDA Successor Agency Tax Allocation, Combined Redevelopment Project Areas, Housing
Programs, Refunding, AGMC Insured, 4.00%, 8/01/39	3,500,000	3,661,595
Lancaster RDA Tax Allocation,
Combined Redevelopment Project Areas, Housing Programs, Pre-Refunded, 6.875%, 8/01/34	2,000,000	2,043,880
Combined Redevelopment Project Areas, Housing Programs, Pre-Refunded, 6.875%, 8/01/39	2,000,000	2,043,880
Las Virgenes USD, GO, Election of 2006, Convertible Capital Appreciation, Series C, zero cpn. to
8/01/26, 6.75% thereafter, 8/01/33	8,050,000	7,758,912
Lathrop Financing Authority Revenue,
Mossdale Village, Refunding, Series A, 6.00%, 9/02/28	1,010,000	1,089,325
Mossdale Village, Refunding, Series A, 6.00%, 9/02/29	1,070,000	1,148,592
Mossdale Village, Refunding, Series A, 6.00%, 9/02/30	1,075,000	1,151,680
Mossdale Village, Refunding, Series A, 5.50%, 9/02/35	3,670,000	3,805,753
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/32	1,165,000	1,237,358
Special Tax, junior lien, Refunding, Series B, 5.375%, 9/01/35	805,000	854,677
Lemon Grove CDA Successor Agency Tax Allocation, Lemon Grove Redevelopment Project Area,
Refunding, AGMC Insured, 4.00%, 8/01/34	1,000,000	1,076,460
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero
cpn. to 8/01/28, 6.10% thereafter, 8/01/45	6,500,000	5,465,850
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	5,534,887
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/34	1,300,000	1,434,875
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/40	3,500,000	3,810,380
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/45	2,500,000	2,701,375
Los Alamitos USD,
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/34.	1,500,000	1,447,320
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/42.	4,500,000	4,186,440
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program,
Antelope Valley Community College District, Series C, Pre-Refunded, 5.00%, 6/01/30	2,200,000	2,296,558

|8

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Mendocino-Lake Community College District GO,
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/21, 6.55%
thereafter, 8/01/36	$5,150,000	$6,013,346
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/26, 6.85%
thereafter, 8/01/40	7,500,000	7,305,750
Menifee USD Special Tax,
CFD No. 2011-1, Improvement Area No. 3, 5.00%, 9/01/43	1,000,000	1,088,920
CFD No. 2011-1, Improvement Area No. 3, 5.00%, 9/01/48	1,500,000	1,629,750
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, Pre-Refunded, 6.50%,
9/01/39	6,250,000	6,403,750
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, Pre-Refunded, zero cpn., 8/01/41	10,000,000	2,396,800
Moreland School District GO, Election of 2010, Series B, 5.00%, 8/01/41	4,045,000	4,606,325
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39.	32,300,000	45,087,247
Murrieta CFD No. 2005-5 Special Tax, Golden City, Improvement Area B, 5.00%, 9/01/48	3,740,000	4,056,741
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,322,920
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	7,872,942
Oakdale PFAR, Refunding, 5.00%, 9/01/35.	1,270,000	1,355,433
Oakland USD Alameda County GO, Election of 2012, Pre-Refunded, 6.625%, 8/01/38	5,000,000	5,612,700
Oakley PFAR,
Contra Costa County, Refunding, 5.30%, 9/02/34	995,000	1,105,564
Contra Costa County, Refunding, BAM Insured, 5.00%, 9/02/36	1,500,000	1,701,690
Ontario CFD No. 28 Special Tax,
New Haven Facilities, Area A, 5.00%, 9/01/42	1,000,000	1,078,690
New Haven Facilities, Area A, 5.00%, 9/01/47	500,000	539,345
Ontario CFD No. 31 Special Tax, Amberly Lane, Carriage House, 5.00%, 9/01/47	1,100,000	1,187,582
Orange County CFD No. 2015-1 Special Tax,
Village of Esencia, Series A, 5.00%, 8/15/34	1,530,000	1,659,560
Village of Esencia, Series A, 5.25%, 8/15/45	5,000,000	5,425,900
Orange County CFD No. 2017-1 Special Tax,
Village of Esencia, Improvement Area No. 1, Series A, 5.00%, 8/15/42	6,230,000	6,772,197
Village of Esencia, Improvement Area No. 1, Series A, 5.00%, 8/15/47	10,000,000	10,829,200
Orchard School District GO, Election of 2001, Series B, AGMC Insured, Pre-Refunded, 6.00%, 8/01/36	3,000,000	3,190,860
Oro Grande Elementary School District COP,
5.875%, 9/15/37	14,000,000	14,707,700
6.125%, 9/15/40	1,500,000	1,587,945
Oroville Revenue,
Oroville Hospital, 5.25%, 4/01/49	4,000,000	4,360,880
Oroville Hospital, 5.25%, 4/01/54	3,500,000	3,788,645
Palomar Health COP,
Palomar Health and Arch Health Partners Inc., 4.00%, 11/01/38	5,000,000	4,927,250
Palomar Health and Arch Health Partners Inc., 4.00%, 11/01/47	6,200,000	5,965,640
Palomar Health Revenue,
Refunding, 5.00%, 11/01/36	6,250,000	6,762,937
Refunding, 5.00%, 11/01/42	5,000,000	5,332,900
Palomar Pomerado Health COP,
Pre-Refunded, 6.00%, 11/01/30	10,000,000	10,730,700
Pre-Refunded, 6.75%, 11/01/39	15,550,000	16,078,233
Paramount USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero
cpn., 8/01/51	25,000,000	3,071,750
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	5,002,200
Perris CFD No. 2001-2 Special Tax, Villages of Avalon, Refunding, Series A, 5.25%, 9/01/32	4,500,000	4,851,855

|9

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Perris Joint Powers Authority Local Agency Revenue,
CFD No. 2001-1, Improvement Area Nos. 6 and 7, Refunding, Series E, 4.25%, 9/01/38	$4,195,000	$4,283,598
CFD No. 2014-1, Improvement Area No. 2, Avelina, Series A, 4.00%, 9/01/48	2,530,000	2,512,644
May Farms, Improvement Area Nos. 1, 2 and 3, Refunding, Series A, 5.375%, 9/01/33	1,980,000	2,141,608
Willowbrook, Refunding, Series B, 5.25%, 9/01/33	3,830,000	4,012,193
Perris PFAR Tax Allocation, Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,339,590
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	5,295,000	5,343,184
Pittsburg USD,
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/47	9,000,000	1,935,360
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/52	15,000,000	2,315,550
Porterville PFA Sewer Revenue, Series A, Pre-Refunded, 5.625%, 10/01/36	5,000,000	5,529,700
Poway RDA Successor Agency Tax Allocation, Paguay Redevelopment Project, Refunding, Series A,
5.00%, 12/15/30	3,500,000	4,383,505
Poway USD Special Tax, CFD No. 15, Del Sur East, Improvement Area C, 5.00%, 9/01/46	2,000,000	2,144,420
Rancho Cordova CFD No. 2005-1 Special Tax,
Sunridge North Douglas, 5.00%, 9/01/40	1,200,000	1,287,144
Sunridge North Douglas, 5.00%, 9/01/45	1,250,000	1,337,063
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20%
thereafter, 8/01/31	2,750,000	3,064,847
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC Insured,
zero cpn., 8/01/49	22,000,000	5,753,440
Rio Elementary School District CFD No. 1 Special Tax, 5.50%, 9/01/39	6,915,000	7,615,005
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn. to
8/01/24, 6.85% thereafter, 8/01/42	13,000,000	13,904,020
Rio Vista CFD No. 2018-1 Special Tax,
Liberty Community, Refunding, 5.00%, 9/01/33	1,625,000	1,793,318
Liberty Community, Refunding, 5.00%, 9/01/38	1,000,000	1,091,960
Liberty Community, Refunding, 5.00%, 9/01/48	1,190,000	1,291,495
Riverbank USD,
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/38	6,690,000	3,155,941
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/43	8,750,000	3,252,025
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,622,291
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	2,868,475
Housing, Series A, Pre-Refunded, 6.00%, 10/01/39.	3,000,000	3,213,210
Housing, Series A, Pre-Refunded, 7.125%, 10/01/42.	1,750,000	1,996,750
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,347,852
Riverside County Redevelopment Successor Agency Tax Allocation, Housing, Refunding, Series A,
AGMC Insured, 4.00%, 10/01/37	6,000,000	6,210,180
Riverside County Special Tax, CFD No. 03-1, Newport Road, Refunding, 5.00%, 9/01/30	1,500,000	1,623,210
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/43.	7,500,000	2,520,000
senior lien, Series A, 5.75%, 6/01/44	5,000,000	5,451,950
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project, AGMC Insured,
5.00%, 6/01/33	4,280,000	4,721,225
Riverside USD Special Tax,
CFD No. 32, 4.00%, 9/01/43	1,600,000	1,599,968
CFD No. 32, 4.00%, 9/01/48	1,850,000	1,840,473
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/41	3,000,000	3,351,960
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, Pre-Refunded,
6.75%, 9/01/29	2,630,000	2,697,907

|10

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area No. 3, Refunding, 5.00%, 9/01/36	$1,500,000	$1,590,210
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/35	4,690,000	5,075,565
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/38	3,000,000	3,228,600
CFD No. 2006-1, Brendle Mills, Refunding, 5.00%, 9/01/44	1,120,000	1,215,077
CFD No. 91-1, Refunding, 5.00%, 9/01/41	1,265,000	1,375,245
Roseville Special Tax,
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/32.	1,265,000	1,357,206
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/47.	6,500,000	6,877,715
HP Campus Oaks CFD No. 1, Public Facilities, 5.00%, 9/01/36	1,550,000	1,654,656
HP Campus Oaks CFD No. 1, Public Facilities, 5.50%, 9/01/46	4,050,000	4,398,948
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/29	500,000	542,375
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/34	1,100,000	1,178,375
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/39	1,885,000	2,003,849
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,650,000	1,749,825
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/32	1,120,000	1,216,130
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/33	1,000,000	1,082,810
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/37	1,250,000	1,345,250
Rowland USD,
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/34	5,000,000	2,819,950
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/39	15,000,000	6,683,550
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/42	10,750,000	4,401,157
Sacramento Area Flood Control Agency Special Assessment, Natomas Basin Local Assessment,
Refunding, BAM Insured, 5.00%, 10/01/44	2,000,000	2,232,140
Sacramento Special Tax,
Natomas Central CFD No. 2, 5.00%, 9/01/46	1,815,000	1,943,611
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/32	300,000	326,895
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/37	710,000	755,958
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/47	1,900,000	2,014,589
San Bernardino Community College District GO,
Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	4,369,377
Election of 2008, Series D, 5.00%, 8/01/45	2,755,000	3,140,783
Election of 2008, Series D, 5.00%, 8/01/48	3,760,000	4,279,369
San Bernardino County Special Tax,
CFD No. 2006-1, Improvement Area No. 1, Lytle Creek North, 5.00%, 9/01/40	1,000,000	1,069,650
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, Refunding, 5.00%, 9/01/45	1,000,000	1,066,680
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,173,600
Community Memorial Health System, 7.50%, 12/01/41	5,000,000	5,452,150
San Clemente Special Tax,
CFD No. 2006-1, 5.00%, 9/01/40	1,780,000	1,907,145
CFD No. 2006-1, 5.00%, 9/01/46	2,475,000	2,644,439
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, Pre-Refunded, 5.625%, 9/01/40	2,315,000	2,458,183
Naval Training Center Redevelopment Project, Series A, Pre-Refunded, 5.75%, 9/01/40	3,000,000	3,191,040
San Diego Tobacco Settlement Revenue, Funding Corp., Subordinate, Refunding, Series C, 4.00%,
6/01/32	975,000	983,941

|11

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Diego USD,
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00%
thereafter, 7/01/33	$10,000,000	$11,935,600
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 7/01/30, 6.625% thereafter,
7/01/47.	26,025,000	21,253,576
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E,
zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	6,940,000	4,717,743
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E,
zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	9,133,290
San Francisco City and County Airport Commission International Airport Revenue,
Refunding, Second Series, Series A, 5.00%, 5/01/49.	10,000,000	11,294,100
Refunding, Second Series, Series D, 5.00%, 5/01/48.	10,000,000	11,220,900
San Francisco City and County RDA Successor Agency CFD No. 6 Special Tax, Mission Bay South
Public Improvements, Capital Appreciation, Refunding, Series C, zero cpn., 8/01/43	10,000,000	2,641,100
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Capital Appreciation, Subordinate, Series D, zero cpn.,
8/01/23.	2,000,000	1,646,840
Mission Bay South Redevelopment Project, Capital Appreciation, Subordinate, Series D, zero cpn.,
8/01/26.	3,000,000	2,126,250
Mission Bay South Redevelopment Project, Capital Appreciation, Subordinate, Series D, zero cpn.,
8/01/31.	6,000,000	3,304,860
Mission Bay South Redevelopment Project, Capital Appreciation, Subordinate, Series D, zero cpn.,
8/01/43.	16,500,000	4,919,475
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/43	2,500,000	2,779,625
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 6.75%, 8/01/41	1,000,000	1,100,180
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/33	1,000,000	1,104,070
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.625%, 8/01/39	2,265,000	2,312,882
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/41	1,500,000	1,656,105
San Francisco Redevelopment Projects, Series B, Pre-Refunded, 6.625%, 8/01/41.	2,500,000	2,744,600
San Gorgonio Memorial Healthcare District GO, Riverside County, Refunding, 5.00%, 8/01/39	7,500,000	7,995,600
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28.	19,150,000	15,842,603
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	15,801,625
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	30,983,802
junior lien, Refunding, Series B, 5.25%, 1/15/44	35,000,000	37,751,700
junior lien, Refunding, Series B, 5.25%, 1/15/49	75,000,000	80,655,750
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/36	2,250,000	2,544,863
Refunding, Series A, 5.00%, 3/01/37	2,500,000	2,813,750
Refunding, Series A, BAM Insured, 4.00%, 3/01/42	5,000,000	5,110,000
Refunding, Series B, 5.00%, 3/01/42	2,550,000	2,884,891
San Mateo Special Tax,
CFD No. 2008-1, Bay Meadows, 5.875%, 9/01/32	1,500,000	1,650,315
CFD No. 2008-1, Bay Meadows, 5.375%, 9/01/38	2,500,000	2,674,875
CFD No. 2008-1, Bay Meadows, 6.00%, 9/01/42.	5,000,000	5,498,950
CFD No. 2008-1, Bay Meadows, 5.50%, 9/01/44.	3,300,000	3,536,445
Santa Barbara Elementary School District GO, Capital Appreciation, Election of 2010, Series A, zero cpn.
to 8/01/23, 7.00% thereafter, 8/01/36	8,000,000	9,168,720
Santa Cruz County RDA Tax Allocation, Live Oak/Soquel Community Improvement Project Area, Series
A, Pre-Refunded, 6.625%, 9/01/29	2,650,000	2,716,807

|12

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Santa Margarita Water District Special Tax,
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/36	$3,000,000	$3,223,470
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/43	10,000,000	10,738,500
Santa Paula Utility Authority Wastewater Enterprise Revenue, Series A, 5.00%, 2/01/40	5,105,000	5,789,019
Santee Community Development Commission Tax Allocation,
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/31	1,800,000	1,987,326
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/41	2,820,000	3,113,477
Saugus Castaic School Facilities Financing Authority Special Tax,
CFD No. 2006-1C, 5.875%, 9/01/33	1,370,000	1,505,945
CFD No. 2006-1C, 6.00%, 9/01/43	3,450,000	3,796,587
Saugus USD Special Tax, Senior CFD No. 2006-1, 4.25%, 9/01/44	2,500,000	2,528,075
Saugus/Hart School Facilities Financing Authority Special Tax,
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/41	1,250,000	1,338,175
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/46	1,250,000	1,333,438
[a] Sierra Joint Community College District GO, Placer EL Dorado and Sacramento Counties, Election of
2018, School Facilities ID No. 4, Series A, 4.00%, 8/01/53	3,500,000	3,592,505
Simi Valley AD No. 98-1 Special Assessment, Madera/Royal Public Improvements, Limited Obligation
Improvements, 7.30%, 9/02/24	1,175,000	1,186,821
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49 .	15,015,000	3,964,110
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,407,822
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	10,352,000
Sulphur Springs USD Special Tax Revenue,
CFD No. 2006-1, 5.00%, 9/01/43	1,410,000	1,523,886
CFD No. 2006-1, 5.00%, 9/01/47	1,820,000	1,963,216
Susanville PFAR,
Utility Enterprises Project, Refunding, Sub Series B, 5.50%, 6/01/30	1,185,000	1,206,508
Utility Enterprises Project, Refunding, Sub Series B, 5.875%, 6/01/35	1,660,000	1,689,897
Utility Enterprises Project, Refunding, Sub Series B, 6.00%, 6/01/45	6,180,000	6,285,678
Susanville School District GO, Capital Appreciation, Election of 2008, AGMC Insured, zero cpn., 8/01/49 .	17,505,000	4,562,503
Temecula RDA Tax Allocation Revenue, Housing, Redevelopment Project No. 1, Series A, Pre-Refunded,
7.00%, 8/01/39	2,100,000	2,371,089
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	5,022,350
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	803,576
Sacramento County Tobacco Securitization Corp., Asset Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,255,613
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
First Subordinate Capital Appreciation, Series B, zero cpn., 6/01/46	10,000,000	1,464,300
Second Subordinate Capital Appreciation, Refunding, Series C, zero cpn., 6/01/46.	25,000,000	2,955,000
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	2,959,421
Tracy CFD No. 2016-1 Special Tax,
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/33.	1,610,000	1,782,560
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/38.	2,385,000	2,615,200
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/43.	3,250,000	3,551,632
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/48.	3,690,000	4,026,196
Truckee-Donner PUD Special Tax,
CFD No. 04-1, 5.20%, 9/01/25	2,985,000	2,930,285
CFD No. 04-1, 5.75%, 9/01/29	2,955,000	2,955,798
CFD No. 04-1, 5.25%, 9/01/30	5,025,000	4,799,528
CFD No. 04-1, 5.80%, 9/01/35	4,505,000	4,347,505
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, Pre-Refunded, 6.25%,
8/01/40	3,540,000	3,772,366
Tulare Sewer Revenue, Pre-Refunded, 6.50%, 11/15/45	10,000,000	10,441,300

|13

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Turlock PFA Tax Allocation Revenue, Pre-Refunded, 7.50%, 9/01/39	$3,750,000	$4,193,812
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 5.00%, 9/01/37.	1,000,000	1,123,310
Tustin CFD No. 07-1 Special Tax, Tustin Legacy/Retail Center, Refunding, Series A, 5.00%, 9/01/37	2,330,000	2,518,730
Tustin CFD No. 14-1 Special Tax,
Legacy/Standard Pacific, Series A, 5.00%, 9/01/40	750,000	810,750
Legacy/Standard Pacific, Series A, 5.00%, 9/01/45	1,000,000	1,078,000
Tustin USD,
CFD No. 06-1 Special Tax, Pre-Refunded, 5.75%, 9/01/30	1,000,000	1,063,680
CFD No. 06-1 Special Tax, Pre-Refunded, 6.00%, 9/01/40	3,000,000	3,202,080
Union City CRDA Successor Agency Tax Allocation Revenue, Community Redevelopment Project,
Refunding, Series A, 5.00%, 10/01/35	1,365,000	1,543,133
University of California Revenue, Refunding, Series AO, 5.00%, 5/15/40	5,000,000	5,651,950
Val Verde USD Special Tax CFD No. 2014-1 Revenue, Legacy Properties, 4.00%, 9/01/48	1,000,000	998,280
Val Verde USD Special Tax Revenue,
Refunding, 5.00%, 9/01/29	3,200,000	3,439,520
Refunding, 5.00%, 9/01/37	2,000,000	2,134,140
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	3,060,000	3,068,935
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	8,002,575
Victor Elementary School District CFD No. 2005-1 Special Tax, 5.00%, 9/01/46	1,385,000	1,543,569
Victor Elementary School District GO, Election of 2008, Refunding, Series B, 5.00%, 8/01/42.	5,455,000	6,163,550
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn.,
6/01/49	11,940,000	3,389,408
Washington Township Health Care District Revenue,
Refunding, Series B, 4.00%, 7/01/35	2,000,000	2,037,620
Refunding, Series B, 4.00%, 7/01/36	1,900,000	1,927,531
Series A, 5.50%, 7/01/38	2,890,000	3,000,542
West Hollywood Community Development Commission Tax Allocation,
East Side Redevelopment Project, Series A, 7.25%, 9/01/31	1,000,000	1,138,130
East Side Redevelopment Project, Series A, 7.50%, 9/01/42	5,000,000	5,671,200
Woodland Finance Authority Water Revenue,
6.00%, 3/01/36	1,000,000	1,079,890
6.00%, 3/01/41	1,500,000	1,618,290
Woodland Special Tax,
CFD No. 2004-1, Capital Projects, Spring Lake, 5.00%, 9/01/44	1,575,000	1,712,183
CFD No. 2004-1, Capital Projects, Spring Lake, 5.00%, 9/01/48	1,755,000	1,903,631
Yorba Linda RDA Tax Allocation, Redevelopment Project, sub. lien, Series A, Pre-Refunded, 6.50%,
9/01/32	2,750,000	3,086,490
Yucaipa Special Tax,
CFD No. 98-1 Chapman Heights, Refunding, 5.00%, 9/01/26	1,000,000	1,065,900
CFD No. 98-1 Chapman Heights, Refunding, 5.375%, 9/01/30	1,800,000	1,922,724
		2,353,952,603
U.S. Territories 3.5%
Guam 1.3%
Government of Guam GO, Series A, Pre-Refunded, 7.00%, 11/15/39	5,000,000	5,188,100
Guam Government Waterworks Authority Water and Wastewater System Revenue,
5.00%, 1/01/46	13,000,000	13,838,890
Pre-Refunded, 5.625%, 7/01/40	4,000,000	4,207,960
Refunding, 5.00%, 7/01/36	1,755,000	1,919,093
Refunding, 5.00%, 7/01/37	1,500,000	1,633,620
Guam Power Authority Revenue, Refunding, Series A, 5.00%, 10/01/40.	4,750,000	5,103,780
		31,891,443

|14

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Northern Mariana Islands 0.2%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%,
3/15/28	$5,780,000	$5,751,794
Puerto Rico 2.0%
[b] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	6,862,500
Refunding, Series A, 5.00%, 7/01/42	6,000,000	4,117,500
Series A, 7.00%, 7/01/33	25,000,000	17,531,250
Series A, 6.75%, 7/01/36	11,735,000	8,199,831
Series A, 7.00%, 7/01/43	5,000,000	3,506,250
Series A-4, zero cpn., 7/01/19.	1,601,766	1,131,247
Series B, zero cpn., 7/01/19	1,601,765	1,131,247
Series E-1, zero cpn., 1/01/21.	1,768,493	1,248,998
Series E-2, zero cpn., 7/01/21.	1,768,493	1,248,998
Series E-3, zero cpn., 1/01/22.	600,000	423,750
Series E-4, zero cpn., 7/01/22.	600,000	423,750
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	4,500,000	4,393,125
		50,218,446
Total U.S. Territories		87,861,683
Total Municipal Bonds (Cost $2,264,298,512)		2,441,814,286

Total Municipal Bonds before Short Term Investments (Cost $2,264,298,512)		2,441,814,286

Short Term Investments 3.5%

Municipal Bonds 3.5%
California 3.5%
[c] California State GO,
Kindergarten, Refunding, Series A1, LOC Citibank, Daily VRDN and Put, 1.48%, 5/01/34	23,700,000	23,700,000
Kindergarten, Refunding, Series A3, LOC State Street Bank & Trust Co., Daily VRDN and Put,
1.45%, 5/01/34	5,355,000	5,355,000
Series A-3, LOC Bank of Montreal, Daily VRDN and Put, 1.35%, 5/01/33	8,800,000	8,800,000
[c] Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put,
1.45%, 10/01/41	1,800,000	1,800,000
[c] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, Subseries A-4, SPA Bank of America, Daily VRDN and Put,
1.54%, 7/01/35	2,800,000	2,800,000
Power System, Refunding, Series B, Subseries B-6, SPA TD Bank National Association, Daily VRDN
and Put, 1.54%, 7/01/34	9,000,000	9,000,000
Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and
Put, 1.48%, 7/01/35	600,000	600,000
[c] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA
Citibank, Daily VRDN and Put, 1.54%, 7/01/35	30,700,000	30,700,000

|15

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value
Short Term Investments (continued)

Municipal Bonds (continued)
California (continued)
[c] University of California Revenue, General, Refunding, Series AL, Daily VRDN and Put, 1.45%, 5/15/48	$7,400,000	$7,400,000
Total Short Term Investments (Cost $90,155,000)		90,155,000
Total Investments (Cost $2,354,453,512) 99.4%		2,531,969,286
Other Assets, less Liabilities 0.6%.		14,488,235
Net Assets 100.0%		$2,546,457,521

See Abbreviations on page 22.

aA portion or all of the security purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|16

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, February 28, 2019 (unaudited)
Franklin Tennessee Municipal Bond Fund
	Principal
	Amount	Value

Municipal Bonds 98.7%
Tennessee 95.7%
Chattanooga Electric System Revenue, The Electric Power Board of Chattanooga, Refunding, Series C,
5.00%, 9/01/40	$2,750,000	$3,138,905
Chattanooga Health Educational and Housing Facility Board Revenue,
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	500,000	501,900
Student Housing, CDFI Phase I LLC, University of Tennessee at Chattanooga Project, Refunding,
5.00%, 10/01/35.	1,000,000	1,074,680
Chattanooga-Hamilton County Hospital Authority Hospital Revenue, Erlanger Health System, AGMC
Insured, Pre-Refunded, 5.00%, 10/01/22	3,250,000	3,310,739
Clarksville Electric System Revenue,
Series A, Pre-Refunded, 5.00%, 9/01/34	2,000,000	2,100,740
Series A, Pre-Refunded, 5.00%, 9/01/35	3,185,000	3,345,428
Clarksville Water Sewer and Gas Revenue, Pre-Refunded, 5.00%, 2/01/38.	3,000,000	3,373,980
Columbia Waterworks System Revenue, 5.00%, 12/01/32.	3,000,000	3,237,990
Gallatin Water and Sewer Revenue, Refunding and Improvement, 5.00%, 1/01/32	1,500,000	1,704,855
Germantown GO,
4.00%, 8/01/43	2,330,000	2,427,021
4.00%, 8/01/45	2,525,000	2,625,848
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue, Utilities, 5.00%, 9/01/44	4,400,000	4,886,068
Jackson Hospital Revenue,
Jackson-Madison County General Hospital, Refunding, 5.00%, 4/01/36	4,000,000	4,362,520
Jackson-Madison County General Hospital, Refunding, Series A, 5.00%, 4/01/41	2,370,000	2,612,001
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center
Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	75,000	75,311
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	3,008,957
Knox County First Utility District Water and Sewer Revenue, Pre-Refunded, 5.00%, 12/01/32	1,000,000	1,121,430
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health,
Refunding, Series A, 5.00%, 1/01/42.	5,000,000	5,478,900
Knox County Health Educational and Housing Facility Board Revenue,
University Health System Inc., Refunding, 5.00%, 4/01/36	2,250,000	2,410,493
University Health System Inc., Refunding, 5.00%, 9/01/47	5,000,000	5,295,500
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
Pre-Refunded, 5.25%, 1/01/36	1,500,000	1,598,610
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,076,520
Knoxville Wastewater System Revenue, Refunding, Series A, 4.00%, 4/01/42	5,000,000	5,093,650
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,390,000	2,496,236
Loudon Water and Sewer Revenue,
Exempt Facility, Series A, 4.00%, 3/01/28	1,000,000	1,037,680
Exempt Facility, Series A, 5.00%, 3/01/32	1,300,000	1,383,343
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,045,000	2,121,769
Maury County GO, Public Improvement, Refunding, 4.00%, 4/01/34	1,775,000	1,871,365
Memphis Electric System Revenue, 5.00%, 12/01/34	1,000,000	1,146,060
Memphis Gas System Revenue, 4.00%, 12/01/36	1,000,000	1,050,300
Memphis GO, General Improvement, Refunding, 5.00%, 5/01/36	4,135,000	4,390,667
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,618,375
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,196,560
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,171,400
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,650,184
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B,
5.375%, 11/01/29	5,000,000	5,108,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 17

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
Metropolitan Government of Nashville and Davidson County Electric System Revenue,
Series A, 5.00%, 5/15/36	$3,500,000	$3,717,840
Series A, 5.00%, 5/15/39	4,000,000	4,442,560
Series A, 5.00%, 5/15/42	3,000,000	3,434,070
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board
Revenue,
Vanderbilt University, Series A, Pre-Refunded, 5.50%, 10/01/29	2,670,000	2,730,422
Vanderbilt University, Series A, Pre-Refunded, 5.50%, 10/01/29	830,000	848,302
Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	5,000,000	5,491,400
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/38	3,000,000	3,327,480
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/43	2,075,000	2,294,182
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds,
Subordinate, Series A, 5.00%, 7/01/46	6,855,000	7,808,393
Metropolitan Nashville Airport Authority Revenue, Improvement, Series A, 5.00%, 7/01/45	4,000,000	4,465,560
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,330,463
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit
Group, Series C, 5.00%, 11/15/40	10,000,000	10,186,100
Shelby County Health Educational and Housing Facility Board Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19.	3,015,000	3,058,717
Educational Facilities, Rhodes College, 5.00%, 8/01/45	1,700,000	1,941,281
Educational Facilities, Rhodes College, Pre-Refunded, 5.50%, 8/01/40	5,000,000	5,434,000
Methodist Le Bonheur Healthcare, Series A, 5.00%, 5/01/36.	4,000,000	4,573,680
Rhodes College, Refunding, 4.00%, 8/01/40	3,000,000	3,134,670
South Blount County Utility District Waterworks Revenue,
Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	315,000	322,740
Improvement, AGMC Insured, Pre-Refunded, 5.25%, 12/01/39	1,040,000	1,067,456
Refunding and Improvement, AGMC Insured, 5.00%, 12/01/33	685,000	700,748
Refunding and Improvement, AGMC Insured, 5.25%, 12/01/39	2,270,000	2,327,045
Tennessee HDA Residential Finance Program Revenue,
Issue 1C, 4.00%, 7/01/43	1,575,000	1,591,380
Issue 2, 3.85%, 7/01/42	1,985,000	1,989,228
Issue 3, 3.65%, 7/01/47	995,000	970,145
Issue 4, Refunding, 4.00%, 7/01/43	2,000,000	2,023,080
Tennessee HDA Revenue, Homeownership Program, Series 2C, 3.80%, 7/01/43	1,180,000	1,210,904
Tennessee State School Bond Authority Revenue,
Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/40	10,000,000	11,323,300
Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/45	5,000,000	5,645,450
Higher Educational Facilities Second Program, Series A, Pre-Refunded, 5.00%, 5/01/39	3,000,000	3,016,380
West Knox Utility District Knox County Water and Sewer Revenue, Refunding and Improvement, 5.00%,
6/01/41	1,000,000	1,105,640
West Wilson Utility District of Wilson County Water Revenue,
Pre-Refunded, 5.00%, 6/01/33	3,000,000	3,213,330
Refunding and Improvement, 5.00%, 6/01/40	1,545,000	1,765,657
Wilson County GO, School, Series A, 4.00%, 4/01/42	5,000,000	5,148,400
		212,743,988
U.S. Territories 3.0%
Guam 1.5%
Guam Government Limited Obligation Revenue, Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,205,000	3,302,080

|18

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico 1.5%
[a] Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	$5,000,000	$3,431,250
Total U.S. Territories		6,733,330
Total Municipal Bonds before Short Term Investments (Cost $215,168,166)		219,477,318

Short Term Investments (Cost $1,000,000) 0.4%

Municipal Bonds 0.4%
Tennessee 0.4%
[b] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare,
Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.71%,
6/01/42	1,000,000	1,000,000
Total Investments (Cost $216,168,166) 99.1%		220,477,318
Other Assets, less Liabilities 0.9%		1,943,482
Net Assets 100.0%.		$222,420,800

See Abbreviations on page 22.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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FRANKLIN MUNICIPAL SECURITIES TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments

|20

FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At February 28, 2019, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

For detailed categories, see the accompanying Statements of Investments.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

|21

FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
ABAG	The Association of Bay Area Governments	ID	Improvement District
AD	Assessment District	IDB	Industrial Development Bond/Board
AGMC	Assured Guaranty Municipal Corp.	LOC	Letter of Credit
AMBAC	American Municipal Bond Assurance Corp.	MFHR	Multi-Family Housing Revenue
BAM	Build America Mutual Assurance Co.	NATL	National Public Financial Guarantee Corp.
CDA	Community Development Authority/Agency	PBA	Public Building Authority
CFD	Community Facilities District	PCFA	Pollution Control Financing Authority
COP	Certificate of Participation	PFA	Public Financing Authority
CRDA	Community Redevelopment Authority/Agency	PFAR	Public Financing Authority Revenue
CSD	Central School District	PUD	Public Utility District
ETM	Escrow to Maturity	RDA	Redevelopment Agency/Authority
FGIC	Financial Guaranty Insurance Co.	SPA	Standby Purchase Agreement
FHA	Federal Housing Authority/Agency	UHSD	Unified/Union High School District
GNMA	Government National Mortgage Association	USD	Unified/Union School District
GO	General Obligation	XLCA	XL Capital Assurance
HDA	Housing Development Authority/Agency

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|22

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Municipal Securities Trust

By    /s/ Matthew T. Hinkle

       Matthew T. Hinkle

       Chief Executive Officer - Finance and Administration

Date   April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Matthew T. Hinkle

       Matthew T. Hinkle

       Chief Executive Officer - Finance and Administration

Date   April 26, 2019

By    /s/ Gaston Gardey

       Gaston Gardey

       Chief Financial Officer and Chief Accounting Officer

Date   April 26, 2019